UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.

(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005

(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eighth Avenue, New York, New York 10011

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4519

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Directors
J. Morton Davis
Daniel Harvey
Dov Perlysky
Howard Spindel
Leonard Toboroff
ENGEX, Inc.
Officers
J. Morton Davis, Chairman of the Board
and President
Michael Siciliano, Treasurer and Secretary

Custodian
Huntington National Bank
7 Easton Oval	FINANCIAL STATEMENTS
4EA4E95	and
Columbus, Ohio 43219	SEMI-ANNUAL REPORT

Transfer Agent
American Stock Transfer & Trust Co., LLC
6201 15th Avenue	March 31, 2017
Brooklyn, New York 11219
Toll Free: (800) 937-5449
Website: www.amstock.com
E-mail: info@amstock.com

Independent Accountants	ENGEX, INC.
EisnerAmper LLP	Over The Counter
750 Third Avenue	Symbol – EXGI
New York, New York 10017

Engex, Inc.
44 Wall Street
New York, New York 10005
(212) 495-4200

This Semi-Annual Report is available on our website at http://www.engexinc.com/

ENGEX, INC.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2017

(UNAUDITED)

Assets:

Investments in securities, at fair value (cost $9,774,946)	$13,707,369

Cash Equivalents - U.S. Treasury Cash Reserve Money Market Fund	16,828

Accrued interest receivable	71,728

Prepaid expenses	749

TOTAL ASSETS	$13,796,674

Liabilities:

Accrued expenses	65,243

TOTAL LIABILITIES	65,243

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$13,731,431

NET ASSET VALUE PER SHARE (based on 1,626,938 shares outstanding)	$8.44

NET ASSETS APPLICABLE TO OUTSTANDING SHARES:

Common stock - $0.10 par value:

Authorized– 2,500,000 shares, issued and outstanding–1,626,938 shares	$162,693

Additional paid-in capital	17,891,905

Unrealized appreciation on investments	3,932,423

Cumulative net realized loss from investment securities transactions	(4,602,005)

Accumulated net investment loss	(3,653,585)

NET ASSETS	$13,731,431

The accompanying notes are an integral part of this statement.

1

ENGEX, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

March 31, 2017

(UNAUDITED)

	Number of Shares/ Face Amount	Fair Value
COMMON STOCK* (91.8%)**

Biotechnology (91.8%)** (see Note 6)
Enzo Biochem, Inc.	1,216,196	$10,179,560
Fortress Biotech, Inc.	50,000	184,500
MiMedx Group Inc.	229,292	2,185,153
MRI Interventions, Inc.	12,344	61,102
		12,610,315
Technology (0%)**
Silverstar Holdings Ltd.	51,600	103

TOTAL COMMON STOCK (COST $8,544,746)		12,610,418

FIXED INCOME (0.7%)**

Biotechnology (0.7%)**
MRI Interventions, Inc. 3.5% Note due 2020 (cost $30,200)	$138,512	96,951

TOTAL INVESTMENTS IN MARKETABLE SECURITIES (COST $8,574,946)		$12,707,369

PRIVATE INVESTMENTS* (7.3%)**, ****

Healthcare Industry (7.3%)**
Comprehensive Geriatric Medicine P.C. Unit
(Consisting of a 12% Convertible Promissory Note and Option ***), (COST $1,000,000)	$1,000,000	$1,000,000

Technology (0%) *, **
Taply, Inc. Series A Preferred (COST $200,000)	1,000,000	$0
(Non-income producing security)

TOTAL PRIVATE INVESTMENTS (COST $1,200,000)		$1,000,000

TOTAL INVESTMENTS IN SECURITIES (COST $9,774,946)		$13,707,369

*	Non income-producing securities
**	The percentage shown for each investment category in the Portfolio of Investments is based on Net Assets
***	Promissory Note due August 25, 2017. Option expires August 25, 2021.
****	All positions in Private Investments and Fixed Income are restricted securities.

The accompanying notes are an integral part of this statement.

2

ENGEX, INC.

GRAPH OF SCHEDULE OF PORTFOLIO INVESTMENTS BY SECTOR

March 31, 2017

(UNAUDITED)

Biotechnology	92.7%
Healthcare	7.3%
Total	100.0%

The accompanying notes are an integral part of this statement.

3

ENGEX, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2017

(UNAUDITED)

INVESTMENT INCOME:

Interest Income	$59,443

TOTAL INCOME	59,443

EXPENSES:

Professional fees	60,008

Insurance	1,498

Custodian and transfer agent fees	8,950

Directors’ fees and expenses	10,500

State and local taxes other than income taxes	4,231

Miscellaneous	1,973

Management fee	57,860

TOTAL EXPENSES	145,020

NET INVESTMENT LOSS	(85,577)

REALIZED AND UNREALIZED GAIN AND LOSS ON INVESTMENTS:

REALIZED LOSS FROM SECURITIES TRANSACTIONS	(918,373)

NET DECREASE IN UNREALIZED DEPRECIATION AND INCREASE IN UNREALIZED APPRECIATION	5,149,693

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	4,231,320

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,145,743

The accompanying notes are an integral part of this statement.

4

ENGEX, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended March 31,

(UNAUDITED)

	2017	2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment loss	$(85,577)	$(118,892)

Realized gain (loss) from securities transactions	(918,373)	749,556

Realized loss on sale of private investment	—	(540,459)

Net change in unrealized appreciation/depreciation on investments	5,149,693	1,116,707

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,145,743	1,206,912

NET ASSETS – BEGINNING OF PERIOD	9,585,688	8,146,377

NET ASSETS – END OF PERIOD*	$13,731,431	$9,352,289

*Includes $3,653,585 cumulative net investment loss. See Statement of Assets and Liabilities.

The accompanying notes are an integral part of this statement.

5

ENGEX, INC.

STATEMENT OF CASH FLOWS

For the Six Months ended March 31, 2017

(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in net assets resulting from operations	$4,145,743

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:

Net decrease in unrealized depreciation and increase in unrealized appreciation	(5,149,693)
Realized loss from securities transactions	918,373
Proceeds from disposition of common stock	388
Purchase of common stock	(157,817)
Decrease in receivable on sale of investment security	207
Decrease in prepaid expenses	1,498
Increase in accrued interest receivables	(59,395)
Increase in accrued expenses	11,264
Net cash used in operating activities	(289,432)

Net decrease in cash equivalents	(289,432)

Cash equivalents – beginning of period	306,260
Cash equivalents – end of period	$16,828

The accompanying notes are an integral part of this statement.

6

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Engex, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a nondiversified, closed-end investment company. The investment objective of the Fund is capital appreciation.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The Fund is an investment company that follows the specialized accounting and report guidance of FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Recent Accounting Pronouncements. There are no new accounting pronouncements that would have an impact, or are applicable to the Fund.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	SECURITY TRANSACTIONS – Security transactions are accounted for on the trade dates the securities are purchased or sold. Dividend income and distributions to stockholders, if any, are recorded on the ex-dividend date.

(b)	SECURITY VALUATION – Portfolio securities listed or traded on domestic securities exchanges (including Nasdaq) or Over-the-Counter markets, are valued at the last sale price on the exchange or system where the security is principally traded. If there have been no sales during that week, such securities are valued at the most recent bid, except in the case of open short positions, when the asked price is used for valuation purposes.

Investments for which quotations are not readily available are valued at fair value, as determined by management in accordance with guidelines adopted by the Fund’s Board of Directors after taking into consideration market conditions and operational progress. These estimated values may not reflect amounts that could ultimately be realized upon sale. The estimated fair values also may differ from the values that would have been used had a liquid market existed, and such differences could be significant.

(c)	FEDERAL INCOME TAXES – The Fund does not qualify under subchapter M of the Internal Revenue Code as a regulated investment company, and accordingly, is taxed as a regular corporation.

(d)	USE OF ACCOUNTING ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Interest income is recorded on the accrual basis.

NOTE 2. INVESTMENT ADVISER, TRANSACTIONS WITH RELATED PARTY AND DIRECTOR FEES

The Fund has entered into an investment advisory agreement (the “Agreement”) with American Investors Advisors, Inc. (“Advisors”) which is wholly owned by the Chairman of the Fund (the “Chairman”). Certain officers of Advisors are also officers of the Fund. Under this Agreement, Advisors will serve as an investment adviser of the Fund for a management advisory fee computed at an annual rate of 1.0% of the Fund’s average weekly net assets. At its meeting held on October 26, 2016, the Board of Directors, including a majority of the Independent Directors voting separately, approved the continuation of the Agreement for an additional one-year period. The Advisor has recently been paid its annual fee in monthly installments, in arrears. The Investment Advisory Agreement states that the Advisor is to be paid quarterly. Currently and in the future, the Fund will pay the management advisory fee on a quarterly basis.

The director fees are paid three (3) times per year.

7

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 3. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, sales and purchases of common stock were $388 and $157,817, respectively. Net change in gross unrealized appreciation/depreciation amounted to $5,149,693 for the six months ended March 31, 2017.

During the year ended September 30, 2014, one of the Fund’s private investments, Corente, Inc., was acquired by Oracle Corporation (the “Purchaser”). The Fund was to receive $5,972 from the Purchaser for the 11,793 shares that had been held in Corente, Inc. As of March 31, 2017, the Fund has received $5,933, which has been accepted as full payment.

NOTE 4. FAIR VALUE MEASUREMENTS

Investments in securities are carried at fair value. Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment.

Fair Value Measurements - The applicable accounting pronouncement on fair value measurements clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of the fair value measurements. Under the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The most significant element of the fair value standard is the development of a three-level fair value hierarchy. The three levels of the hierarchy and the material input considerations are as follows:

Fair Value Hierarchy

Level 1 Inputs – include unadjusted quoted prices for identical investments or liabilities in active markets. An active market is defined as a market in which transactions for the investment or liability occur with sufficient frequency and volume to provide reliable pricing information on an ongoing basis.

Level 2 Inputs – inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Fund.

Level 3 Inputs – valuations are based on unobservable inputs which include option-pricing models using historical volatility, the Fund’s own data or assumptions as a multiple of earnings or discounted cash flow, projections and forecasts made available to the Fund by the private investment entities and other similar financial and operational information not available to, or observable by, the public domain.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Availability of observable inputs can vary and is affected by a variety of factors. Advisors uses judgment in determining fair value of assets and liabilities and Level 3 assets and liabilities involve greater judgment than Level 1 or Level 2 assets or liabilities.

Investments are classified within Level 3 of the fair value hierarchy because they trade infrequently (or not at all) and therefore have little or no readily available pricing information. Private investments are classified within Level 3 of the fair value hierarchy. Management’s estimate of the fair value of private investments is based on most recent information provided by the management of the investee companies, including but not limited to, financial statements and most recent capital financing transactions.

When a pricing model is used to value Level 3 investments, inputs to the model are adjusted when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalization and other transactions, offering in the equity or debt capital markets, and changes in financial ratios or cash flows.

8

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

A summary of the inputs used as of March 31, 2017 in valuing each of the Fund’s assets were:

	Level 1 - Quoted prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total Fair Value at March. 31, 2017
Common Stock:
Enzo Biochem, Inc. *	$10,179,560	$—	$—	$10,179,560
Fortress Biotech, Inc.	184,500			184,500
MRI Interventions, Inc.	2,185,153	—	—	2,185,153
MiMedx Group, Inc.	61,102	—	—	61,102
Silverstar Holdings Ltd.	$—	$103	$—	103

Total Investments in Common Stock**	$12,610,315	$103	$—	$12,610,418

Private Investments:
Taply, Inc. Series A Preferred	$—	$—	$0	$0
Comprehensive Geriatric Medicine P.C. Unit***	$—	$—	$1,000,000	$1,000,000

Total Investments in Private Securities	$—	$—	$1,000,000	$1,000,000

Fixed Income:
MRI Interventions, Inc. Note****	$—	$—	$96,951	$96,951

Total Fixed Income	$—	$—	$96,951	$96,951

Total Investment in Securities	$12,610,315	$103	$1,096,951	$13,707,369

*	The Chairman, Mr. J. Morton Davis, is a shareholder of Enzo Biochem, Inc. In addition, one of the members of the Board of Directors of the Fund, Mr. Dov Perlysky, is also a member of the Board of Directors of Enzo Biochem, Inc. Neither Mr. J. Morton Davis, nor Mr. Dov Perlysky is a control person of Enzo Biochem or any of the other portfolio companies whose securities are held by the Fund.

**	Neither the Fund nor any of the Fund’s directors and officers is a more than 25% owner of any portfolio company held by the Fund, and are not control persons, singular or collectively, in any of the companies whose portfolio securities are held by the Fund.

***	On August 25, 2016 the Fund purchased a Unit from Comprehensive Geriatric Medicine, P.C. (“CGM”). The Unit consists of a $1,000,000 Note and an option to make an equity investment in the Doctors on Call business of which, CGM is a part. This Note is due on August 25, 2017 and bears interest at 12% per annum. In connection with the Note, the Fund or its designees have the option for five years to make up to a $5,000,000 equity investment in the business comprising both CGM and DR Management Services of New York LLC (“DR Management”) (“Doctors on Call”). A portion of this equity investment, if it is made, may be made by conversion of the Note or a portion thereof into such equity. CGM is a professional corporation formed in 1997 and owned by Dr. Paul Rosenstock. The Note has been personally guaranteed by Dr. Rosenstock and by DR Management, an administrative management company also owned by Dr. Rosenstock that provides services to CGM and other private medical practices.

****	MRI Interventions, Inc. Note – Face amount of $138,512, with interest at 3.5% and 10-year maturity term. The Fund will receive a single payment of $186,991 ($138,512 plus $48,479 accrued interest; payment is expected in 2020). The $186,991 payment has been present valued at an appropriate, risk adjusted rate of 20%.

9

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

The following table sets forth the changes in fair value measurements attributable to Level 3 investments during the six months ended March 31, 2017:

	Beginning Balance Sept. 30, 2016	Net Purchases (Sales and Settlements)	Realized Gains (Losses)	Total Change In Unrealized Appreciation/ (Depreciation)	Transfers In (Out) Of Level 3	Ending Balance March 31, 2017	Total Unrealized Appreciation (Depreciation) for securities held at March 31, 2017
Common Stock:
American Vantage Companies	$—	$—	$(918,762)	$918,762	$—	$—	N/A
Fixed Income:
MRI Interventions, Inc., Note	88,526	—	—	8,425	—	96,951	66,751
Private Investments:
Taply, Inc. Series A Preferred	—	—	—	—	—	—	$(200,000)
Comprehensive Geriatric Medicine P.C. Unit	$1,000,000	$—	$—	$—	$—	$1,000,000	$0
TOTAL	$1,088,526	$—	$(918,762)	$927,187	$—	$1,096,951	$(133,249)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized as Level 3 of the fair value hierarchy as of March 31, 2017:

	Fair Value	Valuation Techniques	Unobservable Inputs	Range of Inputs (Weighted Average)

Assets (at fair value) Fixed income	$96,951	Discounted cash flow model	Discount Rate	20%

Private Investments	$1,000,000	Market approach	Transactions Price	N/A

When a discounted cash flow model is used to determine fair value, the significant input used in the valuation model is the discount rate applied to the present value of the projected cash flows. Increases in the discount rate can significantly lower the fair value of an investment; conversely, decreases in the discount rate can significantly increase the fair value of an investment.

Fair value measurement. The investment in Comprehensive Geriatric Medicine, P.C. was made on August 25, 2016, and was valued by the Fund on March 31, 2017. Based on information provided by the Company, during the period from August 25, 2016 to March 31, 2017, there were no material changes in the business or financial condition of Comprehensive Geriatric Medicine, P.C. The original investment was based on an arms-length negotiated price with Comprehensive Geriatric Medicine, P.C and its management. Therefore, the Fund disclosed the valuation at the total price paid of $1,000,000.

10

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 5. INCOME TAXES

The Fund accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Fund’s assets and liabilities and the related tax basis for such assets and liabilities. This method may generate a net deferred income tax asset or liability for the Fund as of March 31, 2017, as measured by the statutory tax rate in effect as enacted. The Fund derives its net deferred income tax charge/benefit by recording a change in net deferred income tax assets or liabilities for the reporting period. At March 31, 2017, all deferred tax assets have been fully reserved through the valuation allowance.

The Fund recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely-than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of March 31, 2017, the Fund had no uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as operating expenses. The Fund currently has no federal or state tax examinations in progress. The Fund is not subject to examinations by U.S. federal and state tax authorities for fiscal tax years prior to the year ended September 30, 2013.

At March 31, 2017, the Fund had a gross deferred tax asset of approximately $1,264,000. The deferred tax asset arose from tax net operating loss and capital loss carry forwards of realized and unrealized transactions of approximately $2,573,000 for federal income tax purposes and approximately $3,997,000 for state and city tax purposes. The federal capital loss carryforwards of $1,887,938 expires in 2018 and 2019, and the net federal operating loss carryforwards of $4,617,324 expire during the years 2029 through 2037. The net federal unrealized gains on securities investments are approximately $3,932,000. The Fund has established a valuation allowance of $1,264,000 since management is unable to determine if the utilization of all of the future tax benefits is more likely than not to occur, and accordingly, the deferred federal, state and local tax assets of $875,000 and $389,000, respectively, have been fully reserved.

The effective tax rate for the Fund’s income tax liability is reconcilable to the federal statutory rate, as follows:

Statutory rate	34.00%
State and local, net of federal tax benefit	9.75%
Tax benefit of net operating loss not utilized	(43.75)%
0.00%

The components of the net deferred tax asset are as follows:

Deferred Tax Asset:
Net operating and capital loss carryforwards	$2,984,000

Unrealized appreciation on securities investments	(1,720,000)

1,264,000

Less: Valuation allowance	(1,264,000)

Net Deferred Tax Asset	$-0-

11

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 6. FINANCIAL INSTRUMENTS AND RISK

The Fund has historically intended to seek investment opportunities in one or more additional companies in which it would acquire a controlling interest. Such acquisitions are likely to require a substantial investment of the Fund’s assets and a further concentration of the Fund’s investments in particular companies or industries. Such concentration might increase the risk of loss to the Fund as a result of the negative results or financial condition of any particular company and/or industry.

In the normal course of its business, the Fund trades various financial instruments and enters into various financial transactions where the risk of potential loss due to market risk, interest rate risk, credit risk and other risks can equal the related amounts recorded. The success of any investment activity is influenced by general economic conditions that may affect the level and volatility of equity prices, interest rates and the extent and timing of investor participation in the markets for both equity and interest rate sensitive investments. Unexpected volatility or illiquidity in the markets in which the Fund directly or indirectly holds positions could impair its ability to carry out its business and could cause losses to be incurred.

Market risk represents the potential loss that can be caused by increases or decreases in the fair value of investments resulting from market fluctuations.

Interest rate risk is the risk that the fair value or future cash flows of fixed income or rate sensitive investments will increase or decrease because of changes in interest rates. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the fair value of fixed income securities tends to decrease. Conversely, as interest rates fall, the fair value of fixed income securities tends to increase. This risk is generally greater for long-term securities than for short-term securities.

Credit risk represents the potential loss that would occur if counterparties fail to perform pursuant to the terms of their obligations. In addition to its investments, the Fund is subject to credit risk to the extent a custodian or broker with whom it conducts business is unable to fulfill contractual obligations.

Liquidity risk is the risk that the Fund will not be able to raise funds to fulfill its commitments, including inability to sell investments quickly or at close to fair value.

General risk factors for the biotechnology industry: a majority of the Fund’s investments are in securities of portfolio companies engaged in one or more activities that fall within the scope of the biotechnology industry sector.

Prospects for companies in the biotechnology industry generally may be regarded as uncertain given the nature of the industry and accordingly, investments in such companies should be regarded as highly speculative. It is not possible to predict, based upon studies on animals and early clinical data, whether a new diagnostic, therapeutic treatment or medical device will prove to be safe and effective in humans or whether it will ultimately receive regulatory approval for commercial application. In addition, there is no assurance that adequate funds or relationships required to continue product development, such as those with employees, collaborators, or other third parties will be available and sustained.

If a product or process is ultimately approved for sale or licensing, there is no assurance that it will ever result in significant revenues or profitable operations. There are many factors such as competition, patent protection and the regulatory environment that can influence a product’s profitability potential.

In addition, due to the speculative nature of this industry, market prices for securities of biotechnology companies may be highly volatile and subject to significant fluctuation and that may not necessarily be related to the results of operations or other performance factors of such companies.

12

ENGEX, INC.

FINANCIAL HIGHLIGHTS

(UNAUDITED)

	Six Months	Six Months
	Ended	Ended
	March 31,	March 31,	Years Ended September,
	2017	2016	2016	2015	2014	2013
Per share operating performance (For a share of capital stock outstanding throughout the period):

Net asset value – beginning of period	$5.89	$5.01	$5.01	$6.11	$3.53	$3.11

Income (loss) from operations:

Net investment loss	(.05)	(0.07)	(.13)	(0.14)	(0.14)	(0.11)

Net realized and unrealized gain (loss) on investment transactions	2.60	.81	(1.01)	(.96)	2.72	0.53

Total income (loss) from operations	2.55	.74	(.88)	(1.10)	2.58	0.42

Total increase (decrease) in net asset value for the period	2.55	.74	(.88)	(1.10)	2.58	0.42

Net asset value – end of period	$8.44	$5.75	$5.89	$5.01	$6.11	$3.53

Number of shares outstanding at end of period	1,626,938	1,626,938	1,626,938	1,626,938	1,626,938	1,626,938

Market value at end of period	6.425 **	4.60 **	5.20 **	4.875 **	5.51 **	3.35	**

Ratios:*
Expense to average net assets	1.23%	1.30%	2.44%	2.55%	2.59%	3.35	%*
Net investment (loss) to average net assets	(.73)%	(1.30)%	(2.21)%	(2.55)%	(2.59)%	(2.85	)%*
Portfolio turnover	0.00%	1.02%	8.49%	1.12%	0.00%	0.69	%***
Total Return (a)	23.56%	(5.64)%	6.67%	(11.44)%	64.33%	97.06	%*

(a)	Total Return. A periodic measure of a fund’s overall change in market value, which assumes the reinvestment of dividends and capital gain distributions.
*	During the periods from June 26, 2009 through November 30, 2012, Advisors voluntarily waived its 1.00% management fee.
The Fund reinstated the management fee as of December 1, 2012.
**	Mean of bid/ask price used.
***	The Registrant has adjusted Form N-CSR for the fiscal reporting periods ended September 30, 2013, 2012 and 2011, as originally filed with the Securities and Exchange Commission. The sole purpose of this adjustment is to correct in the Financial Highlights table, for certain errors pertaining to specifically, the Portfolio Turnover line item disclosure. Except as set forth above, this adjustment does not modify, update, correct or change any other items or disclosures found in the original Forms N-CSR, as filed. The following table provides the Portfolio Turnover percentage as originally presented, and the current amounts as corrected:

Portfolio Turnover:	Year Ended September 30, 2013
As originally presented:	17.5%

As corrected:	0.69%

13

ENGEX, INC.

SUPPLEMENTAL INFORMATION

(UNAUDITED)

March 31, 2017

Board of Directors

Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies

Directors Considered to be “Interested Persons”
J. Morton Davis, 87	Chairman of the Board and President	Since 1968	Chairman, President, Director and sole stockholder of Investment Banking Corp.; President, Chairman and CEO of the Investment Adviser.	None

Dov Perlysky, 54*	Director	Since 1999	Managing member, Nesher, LLC (financial services).	Enzo Biochem, Inc.; Highlands State Bank; Pharma-Bio Serv, Inc.

Directors Considered to be Independent
Daniel Harvey, 58	Director	Since 2012	8/1/15 – Present, Director of Internal Audit, PulsePoint LLC & Subsidiaries (Internet Marketing), Owner, Daniel Harvey CPA (financial consulting).	None

Howard Spindel, 71	Director	Since 2004	Senior Managing Director, Integrated Management Solutions USA LLC (consulting).	Pharma-Bio Serv, Inc.

Leonard Toboroff, 84	Director	Since 1993	Private investor.	NOVT Corporation

Officers of the Fund
Michael Siciliano, 69	Treasurer &Assistant Secretary Treasurer & Secretary	Since 2009 Since 2015	CFO, Investment Banking Corp.	None

*	Mr. Perlysky is an “interested person” of the Fund by reason of his being a member of the immediate family of Mr. Davis.

Mr. Siciliano’s principal occupation is CFO of Investment Banking Corp. since 2009.

The term for all directors is year to year or until a successor is elected. The address of all board members of the Fund is c/o Engex, Inc., 44 Wall Street, 2nd Floor, New York, NY 10005.

14

ENGEX, INC.

SUPPLEMENTAL INFORMATION

(UNAUDITED)

March 31, 2017

(cont’d)

Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

Engex’s most recent annual meeting was held on January 11, 2017. There were two proposals.

(1) Election of Directors. The following persons were re-elected to the Board:

		Votes	Broker
	Votes For	Withheld	Non-Vote	% Votes For
J. Morton Davis	1,250,367	6,011	172,572	76.85
Daniel Harvey	1,255,319	1,059	172,572	77.16
Dov Perlysky	1,254,817	1,561	172,572	77.13
Howard Spindel	1,255,319	1,059	172,572	77.16
Leonard Toboroff	1,088,185	168,193	172,572	66.89

(2) Ratification of the selection of EisnerAmper LLP, as the independent auditors for the fiscal year ending September 30, 2017.

Votes For	Votes against	Votes abstain	Broker Non-Vote	% Votes For
1,428,283	154	513	0	87.79

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov

END OF REPORT

15

Item 2.	Code of Ethics.

[See Exhibit (a)(1)]

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Registrants.

Not Applicable

Item 6.	Schedule of Investments.

Schedule appears as part of the report to stockholders filed in response to Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases of shares of registrant's equity securities by or on behalf of the Registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended.

Item 10.	Submission of Matters to a Vote of Security Holders.

Since last disclosed, there have been no material changes to Registrant’s procedures by which stockholders may recommend nominees to the Board of Directors.

Item 11.	Controls and Procedures.

(a) Registrant's principal executive and principal financial officers conclude that registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), are effective based on their evaluation within the last 90 days of those controls and procedures as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during Registrant’s fiscal quarter ended March 31, 2014 that has materially affected, or is reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certification of principal executive officer

(a)(3) Certification of principal financial officer

(a)(4) Proxy Voting Policy & Procedures

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Engex, Inc.

By  /s/ J. Morton Davis

J. Morton Davis, Chairman and President

Date May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/J. Morton Davis

J. Morton Davis, Chairman and President

Date May 24, 2017

By  /s/ Michael Siciliano

Michael Siciliano, Treasurer

Date May 24, 2017